Financial Instruments - Summary of Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	$ 3,932	$ 5,409
Financial assets not measured at fair value(Amortised cost)	517,243	477,419
Financial liabilities measured at fair value	10,075	14,875
Liabilities carried at amortized cost	314,429	291,417
Cost [Member] | Other Liabilities Related to Business Combination [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities measured at fair value	10,075	14,875
Cost [Member] | Convertible notes [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	201,240	187,574
Cost [Member] | Secured bank loans [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	1,392	735
Cost [Member] | Trades and other payables [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	62,827	53,581
Cost [Member] | Refund due to customers [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	35,970	49,527
Cost [Member] | Other Liabilities Related to Hotel Travel Group [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	13,000
Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	3,932	5,409
Financial assets not measured at fair value(Amortised cost)	517,243	477,419
Financial liabilities measured at fair value	10,075	14,875
Liabilities carried at amortized cost	311,198	291,417
Fair value [Member] | Other Liabilities Related to Business Combination [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities measured at fair value	10,075	14,875
Fair value [Member] | Convertible notes [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	198,009	187,574
Fair value [Member] | Secured bank loans [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	1,392	735
Fair value [Member] | Trades and other payables [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	62,827	53,581
Fair value [Member] | Refund due to customers [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	35,970	49,527
Fair value [Member] | Other Liabilities Related to Hotel Travel Group [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	13,000
Other Investments- Equity Securities [Member] | Cost [Member] | FVOCI [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	452	5,409
Other Investments- Equity Securities [Member] | Fair value [Member] | FVOCI [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	452	5,409
Other Investments- Equity Securities [Member] | Cost [Member] | FVTPL [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	3,412
Other Investments- Equity Securities [Member] | Fair value [Member] | FVTPL [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	3,412
Other investments - other securities [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	99	99
Other investments - other securities [Member] | Cost [Member] | FVTPL [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	68
Other investments - other securities [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	99	99
Other investments - other securities [Member] | Fair value [Member] | FVTPL [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	68
Trades and other receivables [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	39,623	27,331
Trades and other receivables [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	39,623	27,331
Term deposits [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	264,185	154,868
Term deposits [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	264,185	154,868
Cash and cash equivalents [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	213,283	295,066
Cash and cash equivalents [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	213,283	295,066
Receivable from related party [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	53	55
Receivable from related party [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	$ 53	$ 55